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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22015

NCM Capital Investment Trust

(Exact name of registrant as specified in charter)

2634 Durham-Chapel Hill Boulevard, Suite 206 Durham, North Carolina	27707
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC     225 Pictoria Drive, Suite 450     Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:   (919) 294-2000

Date of fiscal year end:         February 28, 2011

Date of reporting period:       May 31, 2010

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

NCM Capital Mid-Cap Growth Fund
Schedule of Investments
May 31, 2010 (Unaudited)

Common Stocks — 93.0%	Shares	Value

Consumer Discretionary — 17.2%
Diversified Consumer Services — 2.5%
DeVry, Inc.	246	$14,143

Hotels, Restaurants & Leisure — 4.5%
Darden Restaurants, Inc.	315	13,514
Marriott International, Inc. - Class A	358	11,975
		25,489
Internet & Catalog Retail — 1.7%
priceline.com, Inc. (a)	52	9,940

Media — 1.9%
John Wiley & Sons, Inc. - Class A	279	11,048

Multiline Retail — 1.2%
Kohl's Corp. (a)	139	7,054

Specialty Retail — 5.4%
AutoZone, Inc. (a)	78	14,889
Ross Stores, Inc.	301	15,772
		30,661
Consumer Staples — 6.4%
Food Products — 2.2%
H.J. Heinz Co.	286	12,636

Household Products — 2.1%
Clorox Co. (The)	194	12,187

Personal Products — 2.1%
Avon Products, Inc.	455	12,053

Energy — 4.7%
Energy Equipment & Services — 2.4%
Helmerich & Payne, Inc.	193	7,272
Tidewater, Inc.	150	6,272
		13,544
Oil, Gas & Consumable Fuels — 2.3%
Petrohawk Energy Corp. (a)	367	7,058
Williams Cos., Inc. (The)	327	6,458
		13,516

NCM Capital Mid-Cap Growth Fund
Schedule of Investments (Continued)

Common Stocks — 93.0% (Continued)	Shares	Value

Financials — 8.3%
Capital Markets — 3.0%
Invesco Ltd.	429	$7,962
Lazard Ltd.	293	9,241
		17,203
Insurance — 3.2%
Lincoln National Corp.	376	9,949
Progressive Corp. (The)	441	8,639
		18,588
Real Estate Investment Trusts (REITs) — 2.1%
Public Storage	128	11,864

Health Care — 14.2%
Biotechnology — 2.0%
United Therapeutics Corp. (a)	228	11,678

Health Care Equipment & Supplies — 2.0%
Hospira, Inc. (a)	218	11,349

Health Care Providers & Services — 4.8%
AmerisourceBergen Corp.	373	11,668
Laboratory Corp. of America Holdings (a)	105	7,939
Universal Health Services, Inc. - Class B	187	7,925
		27,532
Life Sciences Tools & Services — 1.3%
Life Technologies Corp. (a)	149	7,459

Pharmaceuticals — 4.1%
Medicis Pharmaceutical Corp.	506	11,734
Watson Pharmaceuticals, Inc. (a)	270	11,923
		23,657
Industrials — 16.8%
Aerospace & Defense — 5.4%
Alliant Techsystems, Inc. (a)	134	9,218
Esterline Technologies Corp. (a)	400	21,464
		30,682
Machinery — 5.1%
Crane Co.	441	14,346
Flowserve Corp.	154	14,645
		28,991
Marine — 2.4%
Kirby Corp. (a)	344	13,564

NCM Capital Mid-Cap Growth Fund
Schedule of Investments (Continued)

Common Stocks — 93.0% (Continued)	Shares	Value

Industrials — 16.8% (Continued)
Professional Services — 3.9%
IHS, Inc. - Class A (a)	199	$10,300
Manpower, Inc.	261	11,930
		22,230
Information Technology — 18.6%
Computers & Peripherals — 2.1%
NetApp, Inc. (a)	124	4,672
Western Digital Corp. (a)	219	7,623
		12,295
Electronic Equipment, Instruments & Components — 1.7%
Agilent Technologies, Inc. (a)	302	9,773

Internet Software & Services — 2.1%
Equinix, Inc. (a)	130	11,961

IT Services — 3.5%
Cognizant Technology Solutions Corp. - Class A (a)	175	8,757
Paychex, Inc.	394	11,245
		20,002
Semiconductors & Semiconductor Equipment — 4.2%
Altera Corp.	323	7,613
Linear Technology Corp.	278	7,773
Marvell Technology Group Ltd. (a)	196	3,720
NVIDIA Corp. (a)	375	4,928
		24,034
Software — 5.0%
Citrix Systems, Inc. (a)	157	6,847
Intuit, Inc. (a)	375	13,403
Red Hat, Inc. (a)	284	8,324
		28,574
Materials — 5.0%
Chemicals — 2.7%
Ecolab, Inc.	178	8,407
FMC Corp.	117	7,084
		15,491
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	17	1,585

Containers & Packaging — 1.1%
Crown Holdings, Inc. (a)	157	3,691
Owens-Illinois, Inc. (a)	83	2,517
		6,208

NCM Capital Mid-Cap Growth Fund
Schedule of Investments (Continued)

Common Stocks — 93.0% (Continued)	Shares	Value

Materials — 5.0% (Continued)
Metals & Mining — 0.9%
Cliffs Natural Resources, Inc.	95	$5,307

Utilities — 1.8%
Electric Utilities — 0.9%
ITC Holdings Corp.	96	5,060

Gas Utilities — 0.9%
National Fuel Gas Co.	103	5,006

Total Common Stocks (Cost $480,406)		$532,364

Money Market Funds — 9.5%	Shares	Value

Evergreen Money Market Fund - Class I, 0.01%* (Cost $54,535)	54,535	$54,535

Total Investments at Value — 102.5% (Cost $534,941)		$586,899

Liabilities in Excess of Other Assets — (2.5%)		(14,511)

Net Assets — 100.0%		$572,388

(a)	Non-income producing.
*	Rate shown is the 7-day effective yield at May 31, 2010.

See accompanying notes to Schedule of Investments.

NCM Capital Mid-Cap Growth Fund
Notes to Schedule of Investments
May 31, 2010 (Unaudited)

1.  Securities Valuation

NCM Capital Mid-Cap Growth Fund’s (the “Fund”) investments in securities are carried at value.  Securities that are traded on any stock exchange are generally valued at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued at its last bid price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less may be valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2010 by security type:

	Level 1	Level 2		Level 3		Total
Common Stocks	$532,364	$	---	$	---	$532,364
Money Market Funds	---		54,535		---	54,535
Total	$532,364		$54,535	$	---	$586,899

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.

NCM Capital Mid-Cap Growth Fund
Notes to Schedule of Investments (Continued)

2.  Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of May 31, 2010:

Tax cost of portfolio investments	$539,514

Gross unrealized appreciation	$70,523
Gross unrealized depreciation	(23,138)

Net unrealized appreciation	$47,385

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2.  Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     NCM Capital Investment Trust

By (Signature and Title)*		/s/ Maceo K. Sloan
Maceo K. Sloan, President
Date	July 14, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Maceo K. Sloan
Maceo K. Sloan, President
Date	July 14, 2010

By (Signature and Title)*		/s/ Michael L. Lawrence
Michael L. Lawrence, Treasurer
Date	July 14, 2010

* Print the name and title of each signing officer under his or her signature.